SEGMENT REPORTING (Schedule of the Company's Revenues Generated from Each Segment) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Company's revenues generated from each segment [Line Items]
Net sales	$ 1,561,497,028	$ 1,519,634,872	$ 969,131,896
Gross profit	209,283,285	113,105,100	(38,136,638)
Other [Member]
Company's revenues generated from each segment [Line Items]
Net sales	7,581,339	17,510,352	6,856,099
Gross profit	3,266,036	9,960,204	3,323,488
Elimination [Member]
Company's revenues generated from each segment [Line Items]
Net sales	(1,174,565,846)	(1,068,599,614)	(304,730,940)
Gross profit	244,305	(20,874,452)	(5,272,043)
Wafer [Member] | Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net sales	1,416,614,234	1,271,561,269	748,873,942
Gross profit	71,483,745	21,226,834	(52,897,042)
Cell and module [Member] | Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net sales	1,311,867,301	1,299,162,865	518,132,795
Gross profit	$ 134,289,199	$ 92,950,381	$ 19,151,940